TAXATION (Details 7) - Valuation allowance - Deferred tax assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Roll forward of the valuation allowance
Balance at beginning of period	¥ 464	¥ 543	¥ 508
Additions	1,443	36	385
Reversals	(56)	(115)	(350)
Balance at end of period	¥ 1,851	¥ 464	¥ 543